Schedule of account receivable (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Credit Loss [Abstract]
Accounts receivable	$ 52,371	$ 67,365		$ 75,536
Less: allowance for current expected credit loss	(38,208)	(49,147)	$ (38,208)	(49,147)	$ (49,147)
Total accounts receivable	$ 14,163	$ 18,218		$ 26,389